Retirement Plans - Future Benefit Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Future benefit payments expected to be paid in Fiscal Year
Multiemployer plans total expenses recognized	$ 21,336	$ 20,782	$ 19,634
Defined Benefit Pension Plan
Future benefit payments expected to be paid in Fiscal Year
2018	8,091
2019	8,190
2020	8,408
2021	8,587
2022	8,785
2023 - 2027	45,960
Total	88,021
Nonqualified Executive Retirement Plan
Future benefit payments expected to be paid in Fiscal Year
2018	1,241
2019	1,217
2020	1,137
2021	969
2022	874
2023 - 2027	3,550
Total	$ 8,988